Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,413	$ 1,649
Marketable securities	3,595	3,404
Trade and other receivables, net	282	273
Loans and merchant cash advances, net	816	580
Other current assets	169	144
Total current assets	6,275	6,050
Long-term assets
Property and equipment, net	49	131
Operating lease right-of-use assets, net	98	355
Intangible assets, net	29	390
Deferred tax assets	44	41
Equity and other investments ($2,977 and $869, carried at fair value)	3,597	1,954
Equity method investment	780	0
Goodwill	427	1,836
Total long term assets	5,024	4,707
Total assets	11,299	10,757
Current liabilities
Accounts payable and accrued liabilities	579	542
Deferred revenue	302	296
Operating lease liabilities	17	18
Total current liabilities	898	856
Long-term liabilities
Deferred revenue	196	268
Operating lease liabilities	217	465
Convertible senior notes	916	913
Deferred tax liabilities	6	16
Total long term liabilities	1,335	1,662
Contingencies (Note 18)
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 1,207,318,947 and 1,195,697,614, issued and outstanding; unlimited Class B restricted voting shares authorized, 79,251,346 and 79,430,952 issued and outstanding; 1 Founder share authorized, 1 and 1 issued and outstanding	9,201	8,747
Additional paid-in capital	251	30
Accumulated other comprehensive income (loss)	4	(16)
Accumulated deficit	(390)	(522)
Total shareholders’ equity	9,066	8,239
Total liabilities and shareholders’ equity	$ 11,299	$ 10,757